OTHER BORROWINGS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
OTHER BORROWINGS [Abstract]
OTHER BORROWINGS

Note 9 - Borrowings

In March 2005, the Company formed a wholly owned subsidiary -- First Citizens (TN) Statutory Trust III.  The trust was created as a Delaware statutory trust for the sole purpose of issuing and selling trust preferred securities and using proceeds from the sale to acquire long-term subordinated debentures issued by the Company.  The debentures are the sole assets of the trust.  The Company owns 100% of the common stock of the trust.

On March 17, 2005, the Company, through First Citizens (TN) Statutory Trust III, sold 5,000 of its floating rate trust preferred securities at a liquidation amount of $1,000 per security for an aggregate amount of $5.0 million.  For the period beginning on (and including) the date of original issuance and ending on (but excluding) June 17, 2005, the rate per annum was 4.84%.  For each successive period beginning on (and including) June 17, 2005, and each succeeding interest payment date, interest accrues at a rate per annum equal to the three-month LIBOR plus 1.80%.  Interest payment dates are March 17, June 17, September 17, and December 17 during the 30-year term.  The entire $5.0 million in proceeds was used to reduce other debt at the Company.  The Company's obligation under the debentures and related documents constitute a full and unconditional guarantee by the Company of the trust issuer's obligations under the trust preferred securities.

In March 2007, the Company formed a wholly owned subsidiary -- First Citizens (TN) Statutory Trust IV.  The trust was created as a Delaware statutory trust for the sole purpose of issuing and selling trust preferred securities and using proceeds from the sale to acquire long-term subordinated debentures issued by the Company.  The debentures are the sole assets of the trust.  The Company owns 100% of the common stock of the trust.

In March 2007, the Company, through First Citizens (TN) Statutory Trust IV, sold 5,000 of its floating rate trust preferred securities at a liquidation amount of $1,000 per security for an aggregate amount of $5.0 million.  For the period beginning on (and including) the date of original issuance and ending on (but excluding) June 15, 2007, the rate per annum was 7.10%.  For each successive period beginning on (and including) June 15, 2007, and each succeeding interest payment date, interest accrues at a rate per annum equal to the three-month LIBOR plus 1.75%.  Interest payment dates are March 15, June 15, September 15, and December 15 during the 30-year term.  The purpose of proceeds was to refinance the debt issued through First Citizens (TN) Statutory Trust II at a lower spread to LIBOR and results in savings of approximately $92,500 annually.  First Citizens (TN) Statutory Trust II was dissolved as a result of this transaction.  The Company's obligation under the debentures and related documents constitute a full and unconditional guarantee by the Company of the trust issuer's obligations under the trust preferred securities.

Although for accounting presentation the trust preferred securities are presented as debt, the outstanding balance qualifies as Tier I capital subject to the limitation that the amount of the securities included in Tier I Capital cannot exceed 25% of total Tier I capital.

The Company is dependent on the profitability of its subsidiaries and their ability to pay dividends in order to service its long-term debt.

The Bank had secured advances from the FHLB totaling $40.5 million as of March 31, 2014 and $40.9 million as of December 31, 2013.  FHLB borrowings are comprised primarily of advances with principal due at call date or maturity date with fixed interest rates ranging from 0.54% to 7.05%.  Some of these FHLB borrowings have quarterly call features and maturities ranging from 2014 to 2023.  Advances totaling $14 million require repayment if the call feature is exercised.  Under the existing and forecasted rate environments, borrowings with call features in place are not likely to be called in the next 12 months.  Obligations are secured by loans totaling $402 million consisting of the Bank's entire portfolio of fully disbursed, one-to-four family residential mortgages, commercial mortgages, farm mortgages, second mortgages and multi-family residential mortgages.  The Bank had additional borrowing capacity with the FHLB of $100.9 million as of March 31, 2014.

NOTE 13 - OTHER BORROWINGS

In March 2005, the Company formed a wholly owned subsidiary -- First Citizens (TN) Statutory Trust III.  The trust was created as a Delaware statutory trust for the sole purpose of issuing and selling trust preferred securities and using proceeds from the sale to acquire long-term subordinated debentures issued by the Company.  The debentures are the sole assets of the trust.  The Company owns 100% of the common stock of the trust.

On March 17, 2005, the Company, through First Citizens (TN) Statutory Trust III, sold 5,000 of its floating rate trust preferred securities at a liquidation amount of $1,000 per security for an aggregate amount of $5.0 million.  For the period beginning on (and including) the date of original issuance and ending on (but excluding) June 17, 2005, the rate per annum was 4.84%.  For each successive period beginning on (and including) June 17, 2005, and each succeeding interest payment date, interest accrues at a rate per annum equal to the three-month LIBOR plus 1.80%.  Interest payment dates are March 17, June 17, September 17, and December 17 during the 30-year term.  The entire $5.0 million in proceeds was used to reduce other debt at the Company.  The Company's obligation under the debentures and related documents constitute a full and unconditional guarantee by the Company of the trust issuer's obligations under the trust preferred securities.

In March 2007, the Company formed a wholly owned subsidiary -- First Citizens (TN) Statutory Trust IV.  The trust was created as a Delaware statutory trust for the sole purpose of issuing and selling trust preferred securities and using proceeds from the sale to acquire long-term subordinated debentures issued by the Company.  The debentures are the sole assets of the trust.  The Company owns 100% of the common stock of the trust.

In March 2007, the Company, through First Citizens (TN) Statutory Trust IV, sold 5,000 of its floating rate trust preferred securities at a liquidation amount of $1,000 per security for an aggregate amount of $5.0 million.  For the period beginning on (and including) the date of original issuance and ending on (but excluding) June 15, 2007, the rate per annum was 7.10%.  For each successive period beginning on (and including) June 15, 2007, and each succeeding interest payment date, interest accrues at a rate per annum equal to the three-month LIBOR plus 1.75%.  Interest payment dates are March 15, June 15, September 15, and December 15 during the 30-year term.  The purpose of proceeds was to refinance the debt issued through First Citizens (TN) Statutory Trust II at a lower spread to LIBOR and results in savings of approximately $92,500 annually.  First Citizens (TN) Statutory Trust II was dissolved as a result of this transaction.  The Company's obligation under the debentures and related documents constitute a full and unconditional guarantee by the Company of the trust issuer's obligations under the trust preferred securities.

Although for accounting presentation the trust preferred securities are presented as debt, the outstanding balance qualifies as Tier I capital subject to the limitation that the amount of the securities included in Tier I Capital cannot exceed 25% of total Tier I capital.

The Company is dependent on the profitability of its subsidiaries and their ability to pay dividends in order to service its long-term debt.

The Bank had secured advances from the FHLB totaling $40.9 million as of December 31, 2013 and $38.4 million as of December 31, 2012.  FHLB borrowings are comprised primarily of advances with principal due at call date or maturity date with fixed interest rates ranging from 0.54% to 7.05%.  Some of these FHLB borrowings have quarterly call features and maturities ranging from 2014 to 2023.  Advances totaling $14 million require repayment if the call feature is exercised.  Under the existing and forecasted rate environments, borrowings with call features in place are not likely to be called in the next 12 months.  Obligations are secured by loans totaling $392 million consisting of the Bank's entire portfolio of fully disbursed, one-to-four family residential mortgages, commercial mortgages, farm mortgages, second mortgages and multi-family residential mortgages.  The Bank had additional borrowing capacity with the FHLB of $100.5 million as of December 31, 2013.

Annual average volume, rates and maturities of other borrowings for the years ended December 31, 2013 and 2012 were as follows (dollars in thousands):

	Average	Average	Average
	Volume	Interest Rate	Maturity
2013
First Citizens Bancshares, Inc.	$10,310	2.08%	22 years
First Citizens National Bank	46,096	1.93%	4 years
2012
First Citizens Bancshares, Inc.	$10,310	2.29%	23 years
First Citizens National Bank	39,972	2.23%	4 years

Maturities of principal of other borrowings for the following five years were as follows as of December 31, 2013 (in thousands):

2014	$4,805
2015	4,287
2016	8,970
2017	8,695
2018	8,453
Thereafter	15,957
$51,167